[FRONT COVER]

October 31, 1997

                         P H O E N I X
                                 FUNDS


                               SEMIANNUAL REPORT


                                             Phoenix Strategic
                                             Equity Series Fund

                                             -  SMALL CAP FUND
                                             -  STRATEGIC THEME FUND
                                             -  EQUITY OPPORTUNITIES FUND



[LOGOTYPE] PHOENIX
           DUFF & PHELPS

Chairman's Message

Dear Fellow Shareholder,

     We're pleased to provide this report for Strategic Equity Series Fund for the six months ended October 31, 1997. This has been a remarkable time for the financial markets, particularly equities, but market volatility has been high. In October, for example, the stock market recorded its largest decline in history, only to post its biggest one-day advance ever the next day.

     During market extremes, your most important asset may be your financial adviser. Managing your investments in changing markets can be challenging, and your financial adviser knows some time-tested strategies that can help.

     Rebalancing your portfolio is one strategy to reduce risk. As the stock market has moved higher, your equity investments may have increased in value so that now they represent a higher percentage of your total portfolio than you originally intended. Your financial adviser may recommend a shift in asset allocation to bring your portfolio back in line with your investment goals and risk tolerance.

     Diversifying your portfolio can smooth the effects of volatility. Spreading your investments across a broad mix of securities, such as stocks and bonds, reduces risk. You can also diversify by investment style. For example, you may choose to balance an investment in growth stocks with a fund that focuses on value-oriented stocks.

     Dollar-cost averaging takes advantage of market fluctuations. In a systematic savings plan, you'll buy fewer shares when prices are high and more when prices fall. Periodic investments don't ensure a profit, however, and you should consider your ability to continually make purchases.

     On behalf of Phoenix Funds, I want to thank you for investing with us and assure you that we will continue to work hard to help you meet your investment needs.


                                  Sincerely,

                                  /s/ Philip R. McLoughlin
                                  ------------------------
                                  Philip R. McLoughlin
                                  President and Chairman
                                  Phoenix Funds

PHOENIX SMALL CAP FUND

INVESTOR PROFILE

     Phoenix Small Cap Fund is designed for long-term investors seeking above-average capital appreciation through investments in small-capitalization stocks.

INVESTMENT ADVlSER'S REPORT

     Since inception the Phoenix Small Cap Fund has significantly outperformed its benchmark, returning 101%, or three times the Russell 2000 Growth Index return of 35% for the same time period.* For the six months ended October 31, 1997, the Fund continued its strong performance, returning 41.76% for Class A shares and 41.20% for Class B shares compared with 30.70% for the Russell 2000 Growth Index. This continued strong performance relative to its benchmark has placed the Fund in the top 8% of a peer universe of 511 funds, according to Lipper Analytical Services, Inc. All performance figures assume reinvestment of dividends and exclude the effect of sales charges.

     After a difficult first quarter, the small-cap sector put in a strong showing relative to large caps as large-cap profit growth began to come under scrutiny, particularly among multinational corporations with exposure to Asia. In addition, relative valuations in the small-cap sector had become increasingly attractive. At the beginning of the reporting period, the Russell 2000 Index, which is representative of the small-cap group, relative to the Russell 1000 Index, a proxy for large-cap stocks, was trading approximately 10% below the historical average on a forecasted price-to-earnings basis.

     The Fund exhibited strong performance against a backdrop of increased volatility. Our Energy Technology and Deep Water Dynamic themes enhanced performance as these stocks exhibited solid profit growth and upward earnings revisions. Exposure to technology in two themes--Internet Commerce Ignition and Telecommunications Convergence--helped the Fund overcome a very selective technology environment. An increased weighting in Deregulating Financial Services and discretionary use of cash has mitigated our exposure to an increasingly difficult market environment.

OUTLOOK

     We remain positive on small caps in the near term as investors refocus on the U.S. market. Small-cap stocks have much less exposure to overseas markets, with only 7.5% of pretax income coming from markets outside of the U.S. Despite the recent rally, small-cap valuations are still attractive. With a trend toward more positive earnings surprises, small-cap growth should be well-positioned.


*The Russell 2000 Growth Index is an unmanaged, commonly used index of total return performance for small-cap companies with above-average growth orientation.

Phoenix Small Cap Fund
--------------------------------------------------------------------------------

[PIE CHART]

Short-Term & Equivalents                32.0%
Energy Technology                       11.5%
Deep Water Dynamics                      7.6%
Deregulating Financial Services          7.1%
21st Century Medicine                    5.3%
Viral Threat                             4.7%
Biotech Breakthroughs                    4.3%
Genomic Revolution                       4.2%
Temporary Teams                          3.2%
America's Educational Crisis             3.2%
Telecom Service Providers                3.0%
Next Destination Data                    2.7%
Special Situations                       2.7%
Internet Commerce Ignition               2.5%
Software Solutions                       2.1%
Real Estate Development                  2.1%
Move to Outsourcing                      1.8%

[/PIE CHART]

Phoenix Small Cap Fund
--------------------------------------------------------------------------------

                        INVESTMENTS AT OCTOBER 31, 1997
                                  (Unaudited)

                                                  SHARES       VALUE
                                                 ---------   -------------
COMMON STOCKS--62.6%
Banks--Northeast--1.3%
  First International Bancorp, Inc. (b) ......     80,000     $ 1,300,000
  TR Financial Corp.  ........................    108,000       3,537,000
                                                              -----------
                                                                4,837,000
                                                              -----------
Banks--Southeast--1.0%
  Hibernia Corp. Class A .....................    203,500       3,624,844
                                                              -----------
Banks--Southwest--0.5%
  Prime Bancshares, Inc. (b)   ...............    100,000       1,906,250
                                                              -----------
Banks--West--0.9%
  First Security Corp.   .....................    120,000       3,480,000
                                                              -----------
Commercial Services--Miscellaneous--3.7%
  CSG Systems International, Inc. (b)   ......     45,000       1,763,438
  Staff Leasing, Inc. (b)   ..................    230,000       5,663,750
  StaffMark, Inc. (b) ........................    140,000       4,340,000
  Syntel, Inc. (b) ...........................    125,000       1,750,000
                                                              -----------
                                                               13,517,188
                                                              -----------
Commercial Services--Schools--2.8%
  Apollo Group, Inc. Class A (b)  ............     90,000       3,802,500
  EduTrek International, Inc. (b) ............     10,000         245,000
  Sylvan Learning Systems, Inc. (b)  .........    148,500       6,255,562
                                                              -----------
                                                               10,303,062
                                                              -----------
Computer--Services--3.2%
  At Home Corp. Series A (b)   ...............    220,000       5,307,500
  Complete Business Solutions, Inc. (b) ......    140,000       4,935,000
  Excite, Inc. (b) ...........................     59,000       1,471,312
                                                              -----------
                                                               11,713,812
                                                              -----------
Computer--Software--1.7%
  Advantage Learning Systems, Inc. (b)  ......     52,500       1,325,625
  Natural Microsystems Corp. (b)  ............    101,000       4,822,750
  Netspeak Corp. (b)  ........................      9,600         206,400
                                                              -----------
                                                                6,354,775
                                                              -----------
Electric--Measuring Instruments--0.1%
  FARO Technologies, Inc. (b)  ...............     40,000         545,000
                                                              -----------
Finance--Equity REITS--1.8%
  CCA Prison Realty Trust   ..................     34,000       1,173,000
  Crescent Real Estate Equities Co.  .........     98,000       3,528,000
  SL Green Realty Corp.  .....................     75,000       1,879,687
                                                              -----------
                                                                6,580,687
                                                              -----------
Finance--Savings & Loans--2.0%
  Sovereign Bancorp, Inc.   ..................    205,000       3,638,750
  TCF Financial Corp. ........................     65,000       3,696,875
                                                              -----------
                                                                7,335,625
                                                              -----------
Insurance--Property/Casualty/Title--1.3%
  American Bankers Insurance Group, Inc. .....    125,000       4,671,875
                                                              -----------


                                                 SHARES         VALUE
                                                 ---------   -------------
Leisure--Services--0.2%
  Travel Services International, Inc. (b) ....     30,000     $   671,250
                                                              -----------
Machine--Tools & Related Products--0.1%
  Industrial Distribution Group, Inc. (b) ....     15,000         290,625
                                                              -----------
Media--Radio/TV--0.8%
  Heftel Broadcasting Corp. Class A (b)   ....     45,100       2,999,150
                                                              -----------
Medical--Biomed/Genetics--10.0%
  ArQule, Inc. (b) ...........................    100,100       2,152,150
  Aviron (b) .................................    235,000       5,140,625
  Guilford Pharmaceuticals, Inc. (b) .........    200,000       4,875,000
  Human Genome Sciences, Inc. (b) ............     90,000       3,690,000
  Hyseq, Inc. (b)  ...........................    161,000       2,294,250
  IDEC Pharmaceuticals Corp. (b)  ............    138,000       5,261,250
  MedImmune, Inc. (b) ........................    186,000       7,416,750
  Protein Design Labs, Inc. (b)   ............    113,900       5,680,763
                                                              -----------
                                                               36,510,788
                                                              -----------
Medical--Ethical Drugs--5.7%
  Anesta Corp. (b) ...........................    193,000       4,197,750
  Inhale Therapeutic Systems (b)  ............    130,800       3,564,300
  Kendle International, Inc. (b)  ............    150,000       2,250,000
  Pathogenesis Corp. (b) .....................    125,000       4,500,000
  Theragenics Corp. (b)  .....................    150,000       6,543,750
                                                              -----------
                                                               21,055,800
                                                              -----------
Medical--Instruments--0.4%
  Cyberonics, Inc. (b)   .....................    125,000       1,671,875
                                                              -----------
Medical--Products--1.9%
  Affymetrix, Inc. (b)   .....................    194,000       7,105,250
                                                              -----------
Medical/Dental--Supplies--0.3%
  Ocular Sciences, Inc. (b) ..................     47,800       1,051,600
                                                              -----------
Metal--Steel Pipe & Tube--1.3%
  Maverick Tube Corp. (b)   ..................    135,000       4,758,750
                                                              -----------
Oil & Gas--Drilling--1.0%
  Precision Drilling Corp. (b) ...............    120,000       3,690,000
                                                              -----------
Oil & Gas--Field Services--7.6%
  Cal Dive International, Inc. (b)   .........    222,700       6,959,375
  Friede Goldman International, Inc. (b)   .      132,500       5,275,156
  Pride International, Inc. (b)   ............    210,000       6,930,000
  Tuboscope, Inc. (b) ........................    270,000       8,572,500
                                                              -----------
                                                               27,737,031
                                                              -----------
Oil & Gas--Machinery/Equipment--4.7%
  Camco International, Inc. ..................     26,000       1,878,500
  Dril-Quip, Inc. (b) ........................     48,900       1,754,287
  Gulf Island Fabrication, Inc. (b)  .........    134,000       4,355,000
  National-Oilwell, Inc. (b)   ...............     80,000       6,125,000
  Varco International, Inc. (b)   ............     50,000       3,046,875
                                                              -----------
                                                               17,159,662
                                                              -----------

                       See Notes to Financial Statements
                                                                              3

Phoenix Small Cap Fund
--------------------------------------------------------------------------------

                                             SHARES         VALUE
                                             ---------   -------------
Oil & Gas--U.S. Exploration & Production--0.9%
  Forcenergy, Inc. (b)  ..................    104,000     $  3,393,000
                                                          ------------
Real Estate Operations--0.3%
  LaSalle Partners, Inc. (b)  ............     28,300        1,034,719
                                                          ------------
Retail--Mail Order & Direct--0.7%
  Amazon.com, Inc. (b)  ..................     40,000        2,440,000
                                                          ------------
Steel--Producers--1.2%
  Lone Star Technologies, Inc. (b)  ......    112,000        4,277,000
                                                          ------------
Telecommunications--Equipment--1.5%
  MRV Communications, Inc. (b)   .........     75,000        2,193,750
  Tekelec (b)  ...........................     75,000        3,140,625
                                                          ------------
                                                             5,334,375
                                                          ------------
Telecommunications--Services--2.7%
  Boston Communications Group, Inc. (b)       270,000        3,982,500
  Premiere Technologies, Inc. (b)   ......    170,000        5,780,000
                                                          ------------
                                                             9,762,500
                                                          ------------
Transportation--Services--0.5%
  NEXTLINK Communications, Inc.
    Class A (b)   ........................     74,000        1,674,250
                                                          ------------
Transportation--Truck--0.5%
  Jevic Transportation, Inc. (b) .........     99,000        1,757,250
                                                          ------------
TOTAL COMMON STOCKS
 (Identified cost $213,678,474).....................       229,244,993
                                                          ------------
FOREIGN COMMON STOCKS--5.4%
Computers--Software--1.2%
  Check Point Software Technologies Ltd.
    (Israel) (b)  ........................     17,200          733,150
  Lernout & Hauspie Speech Products
    NV (Belgium) (b) .....................     27,400        1,328,900
  Saville Systems Ireland PLC Sponsored
    ADR (Ireland) (b)   ..................     23,000        1,374,250
  VocalTec Communications Ltd.
    (Israel) (b)  ........................     33,600          898,800
                                                          ------------
                                                             4,335,100
                                                          ------------
Electric--Semiconductor Manufacturing--0.8%
  Galileo Technology Ltd. (Israel) (b) ...     84,500        2,904,688
                                                          ------------
Oil & Gas--Field Services--3.4%
  Coflexip SA Sponsored ADR (France)   ...    172,000        9,460,000
  Fred Olsen Energy ASA Sponsored
    ADR (Norway) (b) .....................    110,000        2,975,500
                                                          ------------
                                                            12,435,500
                                                          ------------
TOTAL FOREIGN COMMON STOCKS
 (Identified cost $16,995,727) .....................        19,675,288
                                                          ------------
TOTAL LONG-TERM INVESTMENTS--68.0%
  (Identified cost $230,674,201)  ..................       248,920,281
                                                          ------------


                                     STANDARD      PAR
                                     & POOR'S      VALUE
                                      RATING       (000)         VALUE
                                     ---------- --------- ----------------
SHORT-TERM OBLIGATIONS--27.8%
Commercial Paper--24.4%
  Procter & Gamble Co. 5.52%,
    11/3/97 ........................   A-1+      $ 9,000    $    8,997,240
  Pitney Bowes Credit Corp.
    5.53%, 11/4/97   ...............   A-1+        3,600         3,598,341
  Pitney Bowes Credit Corp.
    5.57%, 11/4/97   ...............   A-1+        5,000         4,997,679
  Preferred Receivables Funding
    Corp. 5.55%, 11/4/97   .........   A-1         5,525         5,522,445
  Asset Securitization
    Cooperative Corp. 5.60%,
    11/5/97 ........................   A-1+        3,600         3,597,760
  AT&T Corp. 5.60%, 11/6/97   ......   A-1+       10,000         9,992,222
  Procter & Gamble Co. 5.58%,
    11/7/97 ........................   A-1+        3,560         3,556,689
  SBC Communications, Inc.
    5.62%, 11/7/97   ...............   A-1+        9,000         8,991,570
  General Electric Capital Corp.
    5.56%, 11/10/97  ...............   A-1+        6,765         6,765,000
  Cargill, Inc. 5.55%, 11/12/97 ....   A-1+        4,570         4,562,250
  Cargill, Inc. 5.55%, 11/13/97 ....   A-1+        2,365         2,360,625
  International Lease Finance
    Corp. 5.50%, 11/14/97  .........   A-1           890           888,232
  Du Pont (E.I.) de Nemours &
    Co. 5.55%, 11/17/97 ............   A-1+          800           798,027
  Private Export Funding Corp.
    5.50%, 11/17/97  ...............   A-1+        5,000         4,987,778
  General Re Corp. 5.50%,
    11/18/97   .....................   A-1+        8,035         8,014,131
  Greenwich Funding Corp.
    5.55%, 12/1/97   ...............   A-1+        4,135         4,115,876
  Private Export Funding Corp.
    5.51%, 12/2/97   ...............   A-1+        4,400         4,379,123
  Enterprise Funding Corp.
    5.65%, 1/26/98   ...............   A-1+        3,042         3,002,454
                                                            --------------
                                                                89,127,442
                                                            --------------
Federal Agency Securities--3.4%
   FHLMC 5.43%, 11/7/97  .....................     5,000         4,995,475
   FNMA 5.50%, 11/7/97   .....................     3,050         3,047,204
   FHLMC 5.46%, 11/13/97 .....................     4,520         4,511,774
                                                            --------------
                                                                12,554,453
                                                            --------------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $101,680,382) .......................       101,681,895
                                                            --------------
TOTAL INVESTMENTS--95.8%
  (Identified cost $332,354,583) .......................       350,602,176(a)
  Cash and receivables, less liabilities--4.2%                  15,249,336
                                                            --------------
NET ASSETS--100.0%   ...................................    $  365,851,512
                                                            ==============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $29,926,314 and gross depreciation of $11,678,721 for income tax purposes. At October 31, 1997, the aggregate cost of securities for federal income tax purposes was $332,354,583.
(b) Non-income producing.

4                        See Notes to Financial Statements

Phoenix Small Cap Fund
--------------------------------------------------------------------------------

                       STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 1997
                                   (Unaudited)

Assets
Investment securities at value
  (Identified cost $332,354,583)                      $350,602,176
Cash                                                           834
Receivables
 Investment securities sold                             18,360,531
 Fund shares sold                                        1,020,532
 Dividends and interest                                     64,095
                                                      ------------
  Total assets                                         370,048,168
                                                      ------------
Liabilities
Payables
 Investment securities purchased                         3,167,309
 Fund shares repurchased                                   454,835
 Investment advisory fee                                   247,357
 Distribution fee                                          181,873
 Transfer agent fee                                         88,222
 Financial agent fee                                        14,311
 Trustees' fee                                               4,601
Accrued expenses                                            38,148
                                                      ------------
  Total liabilities                                      4,196,656
                                                      ------------
Net Assets                                            $365,851,512
                                                      ============
Net Assets Consist of:
Capital paid in on shares of beneficial interest      $288,541,230
Undistributed net investment loss                       (1,678,606)
Accumulated net realized gain                           60,741,295
Net unrealized appreciation                             18,247,593
                                                      ------------
Net Assets                                            $365,851,512
                                                      ============
Class A
Shares of beneficial interest outstanding, $0.0001
 par value, unlimited authorization
 (Net Assets $217,988,005)                              10,881,977

Net asset value per share                                   $20.03
Offering price per share
  $20.03/(1-4.75%)                                          $21.03

Class B
Shares of beneficial interest outstanding, $0.0001
 par value, unlimited authorization
 (Net Assets $147,863,507)                               7,490,360

Net asset value and offering price per share                $19.74


                             STATEMENT OF OPERATIONS
                        SIX MONTHS ENDED OCTOBER 31, 1997
                                   (Unaudited)

Investment Income
Interest                                                   $725,261
Dividends                                                   269,485
                                                       ------------
  Total investment income                                   994,746
                                                       ------------
Expenses
Investment advisory fee                                   1,234,915
Distribution fee--Class A                                   249,986
Distribution fee--Class B                                   646,610
Financial agent fee                                          75,610
Transfer agent                                              355,440
Registration                                                 25,159
Printing                                                     22,914
Custodian                                                    19,424
Professional                                                 16,650
Trustees                                                     10,883
Miscellaneous                                                15,761
                                                       ------------
  Total expenses                                          2,673,352
                                                       ------------
Net investment loss                                      (1,678,606)
                                                       ------------
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain on securities                          86,185,869
Net change in unrealized appreciation (depreciation)
  on investments                                         20,250,119
                                                       ------------
Net gain on investments                                 106,435,988
                                                       ------------
Net increase in net assets resulting from
  operations                                           $104,757,382
                                                       ============

                       See Notes to Financial Statements
                                                                              5

Phoenix Small Cap Fund
--------------------------------------------------------------------------------

                                    STATEMENT OF CHANGES IN NET ASSETS

                                                                                              Six Months
                                                                                                Ended
                                                                                           October 31, 1997     Year Ended
                                                                                             (Unaudited)      April 30, 1997
                                                                                           ------------------ -----------------
From Operations
 Net investment income (loss)                                                                $  (1,678,606)    $   (1,471,814)
 Net realized gain (loss)                                                                       86,185,869        (25,221,777)
 Net change in unrealized appreciation (depreciation)                                           20,250,119        (27,980,129)
                                                                                             -------------     --------------
 Increase (decrease) in net assets resulting from operations                                   104,757,382        (54,673,720)
                                                                                             -------------     --------------
From Distributions to Shareholders
 Net realized gains--Class A                                                                            --           (183,926)
 Net realized gains--Class B                                                                            --           (108,414)
 In excess of accumulated net realized gains--Class A                                                   --           (141,528)
 In excess of accumulated net realized gains--Class B                                                   --            (83,423)
                                                                                             -------------     --------------
 Decrease in net assets from distributions to shareholders                                              --           (517,291)
                                                                                             -------------     --------------
From Share Transactions
Class A
 Proceeds from sales of shares (2,163,380 and 12,800,790 shares, respectively)                  39,054,498        216,824,086
 Net asset value of shares issued from reinvestment of distributions (0 and 18,203                      --            304,365
  shares, respectively)
 Cost of shares repurchased (2,253,942 and 7,723,733 shares, respectively)                     (40,525,567)      (126,330,628)
                                                                                             -------------     --------------
Total                                                                                           (1,471,069)        90,797,823
                                                                                             -------------     --------------
Class B
 Proceeds from sales of shares (1,230,141 and 5,355,420 shares, respectively)                   22,689,854         90,761,953
 Net asset value of shares issued from reinvestment of distributions (0 and 9,754 shares,               --            161,819
  respectively)
 Cost of shares repurchased (723,856 and 1,088,642 shares, respectively)                       (12,860,282)       (17,334,625)
                                                                                             -------------     --------------
Total                                                                                            9,829,572         73,589,147
                                                                                             -------------     --------------
 Increase in net assets from share transactions                                                  8,358,503        164,386,970
                                                                                             -------------     --------------
 Net increase in net assets                                                                    113,115,885        109,195,959
Net Assets
 Beginning of period                                                                           252,735,627        143,539,668
                                                                                             -------------     --------------
 End of period (including undistributed net investment income (loss) of ($1,678,606)
  and $0, respectively)                                                                      $ 365,851,512     $  252,735,627
                                                                                             =============     ==============


6                              See Notes to Financial Statements

Phoenix Small Cap Fund
--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
    (Selected data for a share outstanding throughout the indicated period)


                                                                          Class A
                                               -------------------------------------------------------------
                                                      Six Months
                                                         Ended                          From Inception
                                                       10/31/97          Year Ended       10/16/95 to
                                                      (Unaudited)         4/30/97           4/30/96
                                               ------------------- ----------------- -----------------------
   Net asset value, beginning of period              $14.13               $16.74            $10.00
   Income from investment operations(7)
    Net investment income (loss)                      (0.07)(5)            (0.05)(5)         (0.04)(1)(5)
    Net realized and unrealized gain (loss)            5.97                (2.53)             6.79
                                                    -------             --------           -------
     Total from investment operations                  5.90                (2.58)             6.75
                                                    -------             --------           -------
   Less distributions
    Dividends from net investment income               --                   --                  --
    Dividends from net realized gains                  --                  (0.02)               --
    In excess of net investment income                 --                   --               (0.01)
    In excess of accumulated net realized gains        --                  (0.01)               --
                                                    -------             --------           -------
     Total distributions                               --                  (0.03)            (0.01)
                                                    -------             --------           -------
   Change in net asset value                           5.90                (2.61)             6.74
                                                    -------             --------           -------
   Net asset value, end of period                    $20.03               $14.13            $16.74
                                                    =======             ========           =======
   Total return(2)                                    41.76%(4)           (15.43)%           67.48%(4)
   Ratios/supplemental data:
   Net assets, end of period (thousands)           $217,988             $155,089           $98,372
   Ratio to average net assets of:
    Expenses                                           1.33%(3)             1.37%             1.50%(3)
    Net investment income (loss)                      (0.72)%(3)           (0.28)%           (0.53)%(3)
   Portfolio turnover                                   266%(4)              325%              103%(4)
   Average commission rate paid(6)                  $0.0542              $0.0540           $0.0657


                                                                          Class B
                                               -------------------------------------------------------------
                                                   Six Months
                                                      Ended                                From Inception
                                                    10/31/97             Year Ended         10/16/95 to
                                                  (Unaudited)             4/30/97             4/30/96
                                               -------------------    ----------------- --------------------
   Net asset value, beginning of period               $13.98              $16.68              $10.00
   Income from investment operations(7)
    Net investment income (loss)                       (0.13)(5)           (0.17)(5)           (0.09)(1)(5)
    Net realized and unrealized gain (loss)             5.89               (2.50)               6.77
                                                  ----------           ---------             -------
     Total from investment operations                   5.76               (2.67)               6.68
                                                  ----------           ---------             -------
   Less distributions
    Dividends from net investment income                  --                  --                  --
    Dividends from net realized gains                     --               (0.02)                 --
    In excess of net investment income                    --                  --                  --
    In excess of accumulated net realized gains           --               (0.01)                 --
                                                  ----------           ---------             -------
     Total distributions                                  --               (0.03)                 --
                                                  ----------           ---------             -------
   Change in net asset value                            5.76               (2.70)               6.68
                                                  ----------           ---------             -------
   Net asset value, end of period                     $19.74              $13.98              $16.68
                                                  ==========           =========             =======
   Total return(2)                                     41.20%(4)          (16.03)%             66.80%(4)
   Ratios/supplemental data:
   Net assets, end of period (thousands)            $147,864             $97,647             $45,168
   Ratio to average net assets of:
    Expenses                                            2.08%(3)            2.12%               2.26%(3)
    Net investment income (loss)                       (1.48)%(3)          (1.03)%             (1.44)%(3)
   Portfolio turnover                                    266%(4)             325%                103%(4)
   Average commission rate paid(6)                   $0.0542             $0.0540             $0.0657

(1) Includes reimbursement of operating expenses by investment adviser of $0.02 and $0.02, respectively.
(2) Maximum sales charge is not reflected in total return calculation.
(3) Annualized
(4) Not annualized
(5) Computed using average shares outstanding.
(6) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for securities trades on which commissions are charged. This rate generally does not reflect mark-ups, mark-downs, or spreads on shares traded on a principal basis.
(7) Distributions are made in accordance with the prospectus; however, class level per share income from investment operations may vary from anticipated results depending on the time of share purchases and redemptions.


                       See Notes to Financial Statements
                                                                              7

PHOENIX STRATEGIC THEME FUND

INVESTOR PROFILE

     Phoenix Strategic Theme Fund is designed for investors seeking long-term capital appreciation.

INVESTMENT ADVISER'S REPORT
     Phoenix Strategic Theme Fund outperformed the S&P 500 Index for the six months ended October 31, 1997. The Fund's Class A shares returned 23.82% and the Class B shares returned 23.34% for the six month period. During the same period, the S&P 500 Index returned 15.16%.* In addition, the Phoenix Strategic Theme Fund has exceeded 67% of a peer universe of 161 funds since inception with an annualized total return of 21.86%. All performance figures assume reinvestment of dividends and exclude the effect of sales charges.

     Over the past six months, small- and mid-cap stocks staged a strong recovery, outperforming large-caps. However, this outperformance came to a halt during the October market correction, which was spurred by the Southeast Asian currency crisis. The Fund has focused on the mid-cap arena, which offers more opportunities for thematic investing, higher earnings growth rates and more attractive valuations compared with large-cap stocks. Moreover, small- and mid-cap stocks have less international earnings exposure than large-cap multinationals, which should help insulate them against international earnings disappointments. Finally, our cash levels helped protect the Fund during the October selloff.

     The Fund's strong performance was generated by both new and existing themes. Energy Technology is one of our highest conviction themes, capitalizing on rising global energy demand. This theme represents companies that provide productivity-enhancing solutions to the world's exploration and production companies. Internet Commerce Ignition, a new theme, represents companies benefiting from the explosive growth of the number of people and businesses utilizing the Internet for retailing, advertising and business-to-business commerce. Our Deregulating Financial Services theme represents banks, insurance companies and brokerage houses, which we believe will continue to witness above-average earnings growth and industry consolidation. The 21st Century Medicine theme continues to be attractive due to remarkable advances in gene-mapping, biotechnology and non-invasive surgical techniques that are changing the way medicine is practiced and enhancing the quality of life.


OUTLOOK

     Moving forward, we believe that the Fund is well-positioned for the current investment climate, which is characterized by worries of the "Asian contagion." Our driving investment themes coupled with our defensive use of cash should serve us well in this climate. As of October 31, the Fund's asset allocation mix was 73% equities and 27% cash equivalents.

*The S&P 500 Index is an unmanaged, commonly used index of total return performance of the stock market.

Phoenix Strategic Theme Fund
--------------------------------------------------------------------------------

[PIE CHART]

Short-Terms & Equivalents                    27.1%
Energy Technology                            18.9%
21st Century Medicine                        12.3%
Deregulating Financial Services              11.8%
Special Situations                            6.6%
Internet Commerce Ignition                    5.5%
Kardiac Kids                                  4.0%
Genomic Revolution                            3.7%
Next Destination Data                         3.6%
Flying First Class                            3.3%
Deep Water Dynamics                           3.2%

[/PIE CHART]

Phoenix Strategic Theme Fund
--------------------------------------------------------------------------------

                         INVESTMENTS AT OCTOBER 31, 1997
                                   (Unaudited)

                                                   SHARES        VALUE
                                                  ---------   -------------
COMMON STOCKS--72.4%
Banks--Midwest--1.6%
  U.S. Bancorp   ..............................     25,500     $ 2,593,031
                                                               -----------
Banks--Northeast--1.2%
  Albank Financial Corp.  .....................     40,000       1,850,000
                                                               -----------
Banks--Southeast--2.8%
  First American Corp. ........................     57,000       2,707,500
  Union Planters Corp. ........................     29,000       1,720,063
                                                               -----------
                                                                 4,427,563
                                                               -----------
Commercial--Leasing Companies--1.8%
  Avis Rent A Car, Inc. (b)  ..................    100,300       2,751,981
                                                               -----------
Commercial Services--Advertising--0.4%
  TMP Worldwide, Inc. (b) .....................     32,000         680,000
                                                               -----------
Commercial Services--Miscellaneous--1.1%
  Boron, LePore & Associates, Inc. (b)   ......     72,000       1,755,000
                                                               -----------
Commercial Services--Security/Safety--0.5%
  Armor Holdings, Inc. (b)   ..................     75,000         825,000
                                                               -----------
Computer--Services--4.5%
  America Online, Inc. (b)   ..................     21,000       1,617,000
  Excite, Inc. (b)  ...........................     83,000       2,069,812
  Harbinger Corp. (b)  ........................      9,800         291,550
  Network Solutions, Inc. (b)   ...............     85,000       1,615,000
  Yahoo!, Inc. (b)  ...........................     34,000       1,490,686
                                                               -----------
                                                                 7,084,048
                                                               -----------
Computer--Software--0.1%
  Edwards (J.D.) & Co. (b)   ..................      5,000         170,000
                                                               -----------
Electric--Semiconductor Equipment--1.1%
  Uniphase Corp. (b)   ........................     25,000       1,678,125
                                                               -----------
Finance--Investment Bankers--1.0%
  Charles Schwab Corp. ........................     45,000       1,535,625
                                                               -----------
Finance--Investment Management--1.0%
  Franklin Resources, Inc.   ..................     17,000       1,527,875
                                                               -----------
Finance--Savings & Loans--1.3%
  Ocwen Financial Corp. (b)  ..................     38,000       2,087,625
                                                               -----------
Insurance--Property/Casualty/Title--2.9%
  Ace, Ltd.   .................................     17,000       1,579,937
  Penn-America Group, Inc.   ..................     75,000       1,382,813
  Progressive Corp. ...........................     15,000       1,563,750
                                                               -----------
                                                                 4,526,500
                                                               -----------
Leisure--Services--0.3%
  N2K, Inc. (b)  ..............................     18,000         473,625
                                                               -----------


                                                  SHARES         VALUE
                                                  ---------   -------------
Medical--Biomed/Genetics--5.8%
  Centocor, Inc. (b)   ........................     72,000     $ 3,168,000
  Incyte Pharmaceuticals, Inc. (b) ............     44,000       3,542,000
  Transkaryotis Therapies, Inc. (b)   .........     68,000       2,329,000
                                                               -----------
                                                                 9,039,000
                                                               -----------
Medical--Drug/Diversified--1.6%
  Warner-Lambert Co.   ........................     18,000       2,577,375
                                                               -----------
Medical--Ethical--5.2%
  Lilly (Eli) & Co. ...........................     51,000       3,410,625
  Pfizer, Inc.   ..............................     46,000       3,254,500
  Schering-Plough Corp.   .....................     27,000       1,513,687
                                                               -----------
                                                                 8,178,812
                                                               -----------
Medical--Instruments--2.0%
  Arterial Vascular Engineering, Inc. (b) .....     58,000       3,081,250
                                                               -----------
Medical--Products--4.0%
  Guidant Corp.  ..............................     55,000       3,162,500
  Sepracor, Inc. (b)   ........................     87,500       3,139,063
                                                               -----------
                                                                 6,301,563
                                                               -----------
Medical/Dental--Supplies--2.3%
  Safeskin Corp. (b)   ........................     81,000       3,675,375
                                                               -----------
Oil & Gas--Drilling--9.6%
  Diamond Offshore Drilling, Inc.  ............     50,000       3,112,500
  Marine Drilling Companies, Inc. (b) .........    105,000       3,110,625
  Precision Drilling Corp. (b)  ...............    150,000       4,612,500
  Santa Fe International Corp. (b) ............     85,000       4,180,937
                                                               -----------
                                                                15,016,562
                                                               -----------
Oil & Gas--Field Services--4.9%
  Halliburton Co.   ...........................     56,000       3,339,000
  Schlumberger Ltd. ...........................     44,000       3,850,000
  Transcoastal Marine Services, Inc. (b) ......     19,000         472,625
                                                               -----------
                                                                 7,661,625
                                                               -----------
Oil & Gas--Machinery/Equipment--5.8%
  Cooper Cameron Corp. (b)   ..................     11,000         794,750
  EVI, Inc. (b)  ..............................     50,000       3,209,375
  Smith International, Inc. (b) ...............     22,000       1,677,500
  Varco International, Inc. (b) ...............     57,000       3,473,438
                                                               -----------
                                                                 9,155,063
                                                               -----------
Oil & Gas--U.S. Exploration & Production--0.4%
  Cross Timbers Oil Co.   .....................     21,900         584,456
                                                               -----------
Real Estate Operations--0.4%
  Tower Realty Trust, Inc. (b)  ...............     26,000         656,500
                                                               -----------
Retail--Mail Order & Direct--0.3%
  ONSALE, Inc. (b)  ...........................     19,200         441,600
                                                               -----------

10                      See Notes to Financial Statements

Phoenix Strategic Theme Fund
--------------------------------------------------------------------------------


                                           SHARES         VALUE
                                           ---------   -------------
Telecommunications--Equipment--2.0%
  Ciena Corp. (b)  .....................     58,000     $  3,190,000
                                                        ------------
Telecommunications--Services--0.5%
  ITC Deltacom, Inc. (b) ...............     38,000          731,500
                                                        ------------
Transportation--Airline--3.3%
  Southwest Airlines Co. ...............     46,000        1,500,750
  UAL Corp. (b) ........................     25,000        2,190,625
  U.S. Air Group, Inc. (b)  ............     32,000        1,500,000
                                                        ------------
                                                           5,191,375
                                                        ------------
Transportation--Equipment Manufacturing--1.2%
  Halter Marine Group, Inc. (b)   ......     37,000        1,935,563
                                                        ------------
Transportation--Services--1.5%
  C.H. Robinson Worldwide, Inc. (b)  ...    106,000        2,332,000
                                                        ------------
TOTAL COMMON STOCKS
  (Identified cost $106,316,494)..................       113,715,617
                                                        ------------
FOREIGN COMMON STOCKS--0.5%
Oil & Gas--Field Services--0.5%
  Petroleum Geo-Services ADR
    (Norway) (b)   .....................     11,000          761,750
                                                        ------------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $813,054) .....................           761,750
                                                        ------------
TOTAL LONG-TERM INVESTMENTS--72.9%
  (Identified cost $107,129,548)   ...............       114,477,367
                                                        ------------


                                     STANDARD    PAR
                                     & POOR'S    VALUE
                                      RATING     (000)       VALUE
                                     ---------- -------- --------------------
SHORT-TERM OBLIGATIONS--21.1%
Commercial Paper--19.7%
  Cargill, Inc. 5.65%, 11/3/97   ...   A-1+      $1,110    $    1,109,652
  Preferred Receivables Funding
    Corp. 5.57%, 11/3/97   .........   A-1        2,870         2,869,112
  Pitney Bowes Credit Corp.
    5.53%, 11/4/97   ...............   A-1+       5,705         5,702,371
  Schering Corp. 5.52%,
    11/4/97 ........................   A-1+         930           929,572
  Sara Lee Corp. 5.51%, 11/5/97 ....   A-1+       3,500         3,497,857
  Schering Corp. 5.55%,
    11/5/97 ........................   A-1+       2,840         2,838,249
  Wisconsin Electric Power Co.
    5.60%, 11/6/97   ...............   A-1+         460           459,642
  General Electric Capital Corp.
    5.60%, 11/7/97   ...............   A-1+         175           174,837
  Kimberly-Clark Corp. 5.55%,
    11/7/97 ........................   A-1+       4,390         4,385,939
  General Re Corp. 5.50%,
    11/10/97   .....................   A-1+       3,510         3,505,174
  Cargill, Inc. 5.55%, 11/12/97 ....   A-1+       2,500         2,495,760
  Private Export Funding Corp.
    5.50%, 11/18/97  ...............   A-1+       3,000         2,992,208
                                                           --------------
                                                               30,960,373
                                                           --------------
Federal Agency Securities--1.4%
   FHLMC 5.48%, 11/12/97 .....................    2,165         2,161,375
                                                           --------------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $33,121,748)  ......................        33,121,748
                                                           --------------
TOTAL INVESTMENTS--94.0%
  (Identified cost $140,251,296) ......................       147,599,115(a)
  Cash and receivables, less liabilities--6.0%                  9,399,511
                                                           --------------
NET ASSETS--100%  .....................................    $  156,998,626
                                                           ==============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $10,444,322 and gross depreciation of $3,096,503 for income tax purposes. At October 31, 1997, the aggregate cost of securities for federal income tax purposes was $140,251,296.
(b) Non-income producing.

                       See Notes to Financial Statements
                                                                             11

Phoenix Strategic Theme Fund
--------------------------------------------------------------------------------

                       STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 1997
                                   (Unaudited)



Assets
Investment securities at value
  (Identified cost $140,251,296)                      $147,599,115
Cash                                                        12,277
Receivables
 Investment securities sold                              9,822,055
 Fund shares sold                                          282,456
 Dividends and interest                                     15,100
                                                      ------------
  Total assets                                         157,731,003
                                                      ------------
Liabilities
Payables
 Investment securities purchased                           342,000
 Fund shares repurchased                                   156,365
 Investment advisory fee                                   105,717
 Distribution fee                                           76,889
 Transfer agent fee                                         24,226
 Financial agent fee                                         7,507
 Trustees' fee                                               4,613
Accrued expenses                                            15,060
                                                      ------------
  Total liabilities                                        732,377
                                                      ------------
Net Assets                                            $156,998,626
                                                      ============
Net Assets Consist of:
Capital paid in on shares of beneficial interest      $126,073,425
Undistributed net investment loss                         (477,436)
Accumulated net realized gain                           24,054,818
Net unrealized appreciation                              7,347,819
                                                      ------------
Net Assets                                            $156,998,626
                                                      ============
Class A
Shares of beneficial interest outstanding, $0.0001
 par value, unlimited authorization
 (Net Assets $95,150,077)                                6,402,355

Net asset value per share                                   $14.86
Offering price per share
  $14.86/(1-4.75%)                                          $15.60

Class B
Shares of beneficial interest outstanding, $0.0001
 par value, unlimited authorization
 (Net Assets $61,848,549)                                 4,208,861

Net asset value and offering price per share                $14.69


                             STATEMENT OF OPERATIONS
                        SIX MONTHS ENDED OCTOBER 31, 1997
                                   (Unaudited)

Investment Income
Interest                                                $  435,220
Dividends                                                  298,000
                                                        -----------
  Total investment income                                  733,220
                                                        -----------
Expenses
Investment advisory fee                                    566,559
Distribution fee--Class A                                  114,495
Distribution fee--Class B                                  297,431
Financial agent fee                                         41,307
Transfer agent                                             111,534
Registration                                                23,092
Printing                                                    14,980
Professional                                                12,062
Custodian                                                   11,847
Trustees                                                    10,883
Miscellaneous                                                4,424
                                                        -----------
  Total expenses                                         1,208,614
                                                        -----------
Net investment loss                                       (475,394)
                                                        -----------
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain on securities                         25,492,272
Net realized loss on written options                      (375,904)
Net change in unrealized appreciation (depreciation)
  on investments                                         5,128,151
                                                       -----------
Net gain on investments                                 30,244,519
                                                       -----------
Net increase in net assets resulting from
  operations                                           $29,769,125
                                                       ===========


12                   See Notes to Financial Statements

Phoenix Strategic Theme Fund
--------------------------------------------------------------------------------

                      STATEMENT OF CHANGES IN NET ASSETS


                                                                                              Six Months
                                                                                                Ended
                                                                                           October 31, 1997     Year Ended
                                                                                             (Unaudited)      April 30, 1997
                                                                                           ------------------ ---------------
From Operations
 Net investment income (loss)                                                                $   (475,394)    $    236,284
 Net realized gain (loss)                                                                      25,116,368         (564,493)
 Net change in unrealized appreciation (depreciation)                                           5,128,151       (4,414,137)
                                                                                             ------------     ------------
 Increase (decrease) in net assets resulting from operations                                   29,769,125       (4,742,346)
                                                                                             ------------     ------------
From Distributions to Shareholders
 Net investment income--Class A                                                                  (201,802)         (58,137)
 Net investment income--Class B                                                                        --               --
 Net realized gains--Class A                                                                           --          (75,556)
 Net realized gains--Class B                                                                           --          (45,199)
                                                                                             ------------     ------------
 Decrease in net assets from distributions to shareholders                                       (201,802)        (178,892)
                                                                                             ------------     ------------
From Share Transactions
Class A
 Proceeds from sales of shares (598,740 and 5,618,602 shares, respectively)                     8,717,886       70,489,900
 Net asset value of shares issued from reinvestment of distributions (14,163 and 9,860            190,634          124,426
  shares, respectively)
 Cost of shares repurchased (678,843 and 1,859,542 shares, respectively)                       (9,544,163)     (23,252,060)
                                                                                             ------------     ------------
Total                                                                                            (635,643)      47,362,266
                                                                                             ------------     ------------
Class B
 Proceeds from sales of shares (348,849 and 3,501,688 shares, respectively)                     4,979,754       43,480,458
 Net asset value of shares issued from reinvestment of distributions (0 and 3,161 shares,              --           39,607
  respectively)
 Cost of shares repurchased (323,608 and 287,858 shares, respectively)                         (4,582,698)      (3,604,353)
                                                                                             ------------     ------------
Total                                                                                             397,056       39,915,712
                                                                                             ------------     ------------
 Increase (decrease) in net assets from share transactions                                       (238,587)      87,277,978
                                                                                             ------------     ------------
 Net increase in net assets                                                                    29,328,736       82,356,740
Net Assets
 Beginning of period                                                                          127,669,890       45,313,150
                                                                                             ------------     ------------
 End of period (including undistributed net investment income (loss) of ($477,436) and
  $199,760, respectively)                                                                    $156,998,626     $127,669,890
                                                                                             ============     ============


                       See Notes to Financial Statements
                                                                             13

Phoenix Strategic Theme Fund
--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
    (Selected data for a share outstanding throughout the indicated period)


                                                                        Class A
                                                   ---------------------------------------------------------
                                                     Six Months
                                                       Ended                            From Inception
                                                      10/31/97          Year Ended        10/16/95 to
                                                     (Unaudited)         4/30/97           4/30/96
                                                    ------------------- --------------- ---------------------
   Net asset value, beginning of period                 $12.03            $12.37          $10.00
   Income from investment operations(7)
    Net investment income (loss)                         (0.02)             0.06(5)         0.00(1)(5)
    Net realized and unrealized gain (loss)               2.88             (0.38)           2.39
                                                        ------         --------
     Total from investment operations                     2.86             (0.32)           2.39
                                                        ------          --------        ------------
   Less distributions
    Dividends from net investment income                 (0.03)            (0.01)             --
    In excess of accumulated net realized gains             --             (0.01)             --
    Tax return of capital                                   --                --           (0.02)
                                                         ------       ----------     ------------
     Total distributions                                 (0.03)            (0.02)          (0.02)
                                                         ------       ----------     ------------
   Change in net asset value                              2.83             (0.34)           2.37
                                                        -------        ---------      ------------
   Net asset value, end of period                       $14.86            $12.03          $12.37
                                                        =======        =========      ============
   Total return(2)                                       23.82%(4)         (2.57)%         23.89%(4)
   Ratios/supplemental data:
   Net assets, end of period (thousands)               $95,150           $77,827         $33,393
   Ratio to average net assets of:
    Expenses                                              1.30%(3)          1.40%           1.40 %(3)
    Net investment income (loss)                         (0.33)%(3)         0.49%          (0.09)%(3)
   Portfolio turnover                                      337%(4)           532%            175%(4)
   Average commission rate paid(6)                     $0.0582           $0.0590         $0.0663


                                                                          Class B
                                               -------------------------------------------------------------
                                                     Six Months
                                                       Ended                              From Inception
                                                      10/31/97          Year Ended          10/16/95 to
                                                    (Unaudited)          4/30/97             4/30/96
                                               ------------------- ----------------- -----------------------
   Net asset value, beginning of period                 $11.91            $12.33              $10.00
   Income from investment operations(7)
    Net investment income (loss)                         (0.08)            (0.03)(5)           (0.06)(1)(5)
    Net realized and unrealized gain (loss)               2.86             (0.38)               2.40
                                                       -------           -------             -------
     Total from investment operations                     2.78             (0.41)               2.34
                                                       -------           -------             -------
   Less distributions
    Dividends from net investment income                    --                --                  --
    In excess of accumulated net realized gains             --             (0.01)                 --
    Tax return of capital                                   --                --               (0.01)
                                                       -------           -------             -------
     Total distributions                                    --             (0.01)              (0.01)
                                                       -------           -------             -------
   Change in net asset value                              2.78             (0.42)               2.33
                                                       -------           -------             -------
   Net asset value, end of period                       $14.69            $11.91              $12.33
                                                       =======           =======             =======
   Total return(2)                                       23.34%(4)         (3.31)%             23.41%(4)
   Ratios/supplemental data:
   Net assets, end of period (thousands)               $61,849           $49,843             $11,920
   Ratio to average net assets of:
    Expenses                                              2.05%(3)          2.15%               2.16%(3)
    Net investment income (loss)                         (1.08)%(3)        (0.23)%             (1.06)%(3)
   Portfolio turnover                                      337%(4)           532%                175%(4)
   Average commission rate paid(6)                     $0.0582           $0.0590             $0.0663

(1) Includes reimbursement of operating expenses by investment adviser of $0.04 and $0.04, respectively.
(2) Maximum sales charge is not reflected in total return calculation.
(3) Annualized
(4) Not annualized
(5) Computed using average shares outstanding.
(6) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for securities trades on which commissions are charged. This rate generally does not reflect mark-ups, mark-downs, or spreads on shares traded on a principal basis.
(7) Distributions are made in accordance with the prospectus; however, class level per share income from investment operations may vary from anticipated results depending on the timing of share purchases and redemptions.


14                          See Notes to Financial Statements

PHOENIX EQUITY OPPORTUNITIES FUND

INVESTOR PROFILE

     Phoenix Equity Opportunities Fund is designed for investors seeking long-term capital appreciation.

INVESTMENT ADVISER'S REPORT
     Phoenix Equity Opportunities Fund posted double-digit returns over this latest reporting cycle. For the six months ended October 31, 1997, Class A shares returned 24.82% and Class B shares returned 24.37% and the Russell 2000 Growth Index returned 30.70%.* All performance figures assume reinvestment of dividends and exclude the effect of sales charges.

     Over the past six months, small- and mid-cap stocks staged a strong recovery, outperforming large-caps. However, this outperformance came to a halt during the October market correction, which was spurred by the Southeast Asian currency crisis. The Fund has focused on the mid-cap sector, which offers more opportunities for thematic investing, higher earnings growth rates and more attractive valuations compared with large-cap stocks. Moreover, mid-cap stocks have less international exposure than large multinationals, which should insulate them against international earnings disappointments.

     Performance was helped by holdings related to our Energy Technology theme--capitalizing on rising global energy demand. This theme represents companies that provide productivity-enhancing solutions to the world's exploration and production companies. Internet Commerce Ignition, a new theme, represents companies benefiting from the explosive growth of the number of people and businesses utilizing the Internet for retailing, advertising and business-to-business commerce. Performance was held back slightly by our technology and consumer cyclical holdings.


OUTLOOK

     We believe the Fund is well-positioned for the current investment climate, which is characterized by worries of the "Asian contagion." Our long-term outlook remains constructive. Although valuation levels have risen for most of the market, the economy continues to grow, inflation remains benign and the outlook for overall corporate earnings is still positive. Our driving investment themes should serve us well in this investment climate. As of October 31, the Fund's asset allocation mix was 94% equities and 6% cash equivalents.

*The Russell 2000 Growth Index is an unmanaged, commonly used measure of total return performance for small-cap companies with above-average growth orientation.

Phoenix Equity Opportunities Fund
--------------------------------------------------------------------------------

                        INVESTMENTS AT OCTOBER 31, 1997
                                  (Unaudited)


                                                  SHARES       VALUE
                                                 ---------   -------------
COMMON STOCKS--91.5%
Airlines--3.8%
  AMR Corp. (b) ..............................     30,000     $ 3,493,125
  Southwest Airlines Co. .....................     80,000       2,610,000
  U.S. Air Group, Inc. (b)  ..................     25,000       1,171,875
                                                              -----------
                                                                7,275,000
                                                              -----------
Banks (Major Regional)--2.6%
  Southtrust Corp. ...........................     40,000       1,920,000
  Zions Bancorporation   .....................     80,000       3,110,000
                                                              -----------
                                                                5,030,000
                                                              -----------
Biotechnology--4.3%
  BioChem Pharma, Inc. (b)  ..................     80,000       2,005,000
  Centocor, Inc. (b)  ........................     40,000       1,760,000
  Immunex Corp. (b)   ........................     70,000       4,480,000
                                                              -----------
                                                                8,245,000
                                                              -----------
Broadcasting (Television, Radio & Cable)--2.4%
  Clear Channels Communications, Inc. (b)  ...     55,000       3,630,000
  Heftel Broadcasting Corp. Class A (b) ......     13,500         897,750
                                                              -----------
                                                                4,527,750
                                                              -----------
Communications Equipment--7.3%
  Antec Corp. (b)  ...........................     60,900         959,175
  Ciena Corp. (b)  ...........................     10,000         550,000
  Intermedia Communications, Inc. (b)   ......     60,000       2,722,500
  Lucent Technologies, Inc. ..................     40,000       3,297,500
  Newbridge Networks Corp. (b) ...............     30,000       1,590,000
  Nextel Communications, Inc. Class A (b) ....     80,000       2,100,000
  QUALCOMM, Inc. (b)  ........................     50,000       2,818,750
                                                              -----------
                                                               14,037,925
                                                              -----------
Computers (Hardware)--0.4%
  Compaq Computer Corp. (b) ..................     12,500         796,875
                                                              -----------
Computers (Networking)--1.6%
  Bay Networks, Inc. (b) .....................    100,000       3,162,500
                                                              -----------
Computers (Software & Services)--11.8%
  America Online, Inc. (b)  ..................     40,000       3,080,000
  Citrix Systems, Inc. (b)  ..................     53,700       3,943,594
  Concord Communications, Inc. (b)   .........     35,200         624,800
  Excite, Inc. (b) ...........................     40,000         997,500
  Genesys Telecommunications
    Laboratories, Inc. (b)  ..................     40,000       1,280,000
  Intuit, Inc. (b) ...........................     40,000       1,305,000
  Microsoft Corp. (b) ........................     30,000       3,900,000
  Pinnacle Systems, Inc. (b)   ...............     60,000       1,620,000
  RWD Technologies, Inc. (b)   ...............     20,900         470,250
  Security Dynamics Technologies, Inc. (b) ...     40,000       1,355,000
  Veritas Software Corp. (b)   ...............    100,000       4,162,500
                                                              -----------
                                                               22,738,644
                                                              -----------
Consumer Finance--1.9%
  Providian Financial Corp. ..................    100,000       3,700,000
                                                              -----------


                                                 SHARES         VALUE
                                                 ---------   -------------
Electrical Equipment--1.1%
  Westinghouse Electric Corp.  ...............     80,000     $ 2,115,000
                                                              -----------
Electronics (Instrumentation)--0.5%
  Uniphase Corp. (b)  ........................     15,000       1,006,875
                                                              -----------
Financial (Diversified)--2.2%
  Amresco, Inc. (b)   ........................     80,000       2,510,000
  Paine Webber Group, Inc.  ..................     40,000       1,767,500
                                                              -----------
                                                                4,277,500
                                                              -----------
Footwear--0.8%
  Stage Stores, Inc. (b) .....................     40,000       1,460,000
                                                              -----------
Health Care (Diversified)--2.2%
  Pharmacopeia, Inc. (b) .....................     80,000       1,410,000
  Warner-Lambert Co.  ........................     20,000       2,863,750
                                                              -----------
                                                                4,273,750
                                                              -----------
Health Care (Drugs--Major Pharmaceuticals)--6.6%
  Agouron Pharmaceuticals, Inc. (b)  .........     20,000         912,500
  Coulter Pharmaceutical, Inc. (b)   .........    100,000       1,437,500
  Dura Pharmaceuticals, Inc. (b)  ............     75,000       3,628,125
  Guilford Pharmaceuticals, Inc. (b) .........     40,000         975,000
  Medicis Pharmaceuticals Corp.
    Class A (b) ..............................     30,000       1,443,750
  Pfizer, Inc.  ..............................     60,000       4,245,000
                                                              -----------
                                                               12,641,875
                                                              -----------
Health Care (Hospital Management)--1.4%
  HBO & Co.  .................................     62,200       2,705,700
                                                              -----------
Health Care (Medical Products & Supplies)--4.8%
  Arterial Vascular Engineering, Inc. (b)  ...     40,000       2,125,000
  Guidant Corp. ..............................     90,000       5,175,000
  IDEC Pharmaceuticals Corp. (b)  ............     50,000       1,906,250
                                                              -----------
                                                                9,206,250
                                                              -----------
Household Furn. & Appliances--4.0%
  Pier 1 Imports, Inc.   .....................    170,000       3,102,500
  Sunbeam Corp., Inc. ........................    100,000       4,531,250
                                                              -----------
                                                                7,633,750
                                                              -----------
Insurance (Multi-Line)--0.2%
  PAULA Financial (b) ........................     13,000         328,250
                                                              -----------
Investment Banking/Brokerage--1.0%
  Merrill Lynch & Co., Inc. ..................     30,000       2,028,750
                                                              -----------
Lodging--Hotels--1.7%
  CKE Restaurants, Inc.  .....................     80,000       3,195,000
                                                              -----------
Metals Mining--0.3%
  NS Group, Inc. (b)  ........................     25,000         668,750
                                                              -----------
Oil (Domestic Integrated)--1.3%
  Brown (Tom), Inc. (b)  .....................    100,000       2,475,000
                                                              -----------

16                      See Notes to Financial Statements

Phoenix Equity Opportunities Fund
--------------------------------------------------------------------------------

                                              SHARES         VALUE
                                            ---------   -------------
Oil (Drilling & Equipment)--14.5%
  BJ Services Co. (b)  ..................     55,000     $  4,661,250
  Camco International, Inc.  ............     40,000        2,890,000
  Diamond Offshore Drilling, Inc.  ......     50,000        3,112,500
  Falcon Drilling Company, Inc. (b)   ...     80,000        2,910,000
  Global Marine, Inc. (b) ...............     40,000        1,245,000
  Nabors Industries, Inc. (b)   .........    125,000        5,140,625
  Transocean Offshore, Inc.  ............     40,000        2,160,000
  UTI Energy Corp. (b) ..................     80,000        3,570,000
  Veritas DGC, Inc. (b)   ...............     50,000        2,046,875
                                                         ------------
                                                           27,736,250
                                                         ------------
Oil & Gas (Exploration & Production)--1.4%
  Santa Fe Energy Resources, Inc. (b) ...    200,000        2,612,500
                                                         ------------
Publishing--1.7%
  HSN, Inc. (b)  ........................     80,000        3,200,000
                                                         ------------
Retail (General Merchandise)--1.2%
  A.C. Moore Arts & Crafts, Inc. (b)  ...     10,000          151,875
  Abercrombie & Fitch Co. Class A (b) ...     80,000        2,080,000
                                                         ------------
                                                            2,231,875
                                                         ------------
Services (Commercial & Consumer)--1.0%
  ABR Information Services, Inc. (b)  ...     80,000        1,880,000
                                                         ------------
Telecommunications (Cellular/Wireless)--2.6%
  AirTouch Communications, Inc. (b)   ...     80,000        3,090,000
  Qwest Communications International,
    Inc. (b)  ...........................     30,000        1,852,500
                                                         ------------
                                                            4,942,500
                                                         ------------
Telecommunications (Long Distance)--1.2%
  Star Telecommunication, Inc. (b) ......    100,000        2,312,500
                                                         ------------
Telephone--3.7%
  ICG Communications, Inc. (b)  .........    110,000        2,530,000
  Pacific Gateway Exchange, Inc. (b)  ...     45,000        1,721,250
  Teleport Communications Group, Inc.
    Class A (b)  ........................     60,000        2,902,500
                                                         ------------
                                                            7,153,750
                                                         ------------
TOTAL COMMON STOCKS
  (Identified cost $165,727,490) ..................       175,599,519
                                                         ------------


                                             SHARES          VALUE
                                            ---------   -------------
FOREIGN COMMON STOCKS--2.9%
Communications Equipment--0.7%
  RSL Communications, Ltd.
    (Bermuda) (b)   .....................     60,000     $  1,410,000
                                                         ------------
Computers (Software & Services)--1.1%
  Check Point Software Technologies Ltd.
    (Israel) (b) ........................     49,700        2,118,463
                                                         ------------
Oil & Gas (Drilling & Equipment)--1.1%
  Coflexip SA Sponsored ADR (France)  ...     40,000        2,200,000
                                                         ------------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $5,813,399) .....................        5,728,463
                                                         ------------
TOTAL LONG-TERM INVESTMENTS--94.4%
  (Identified cost $171,540,889)  ..................      181,327,982
                                                         ------------
                             STANDARD       PAR
                             & POOR'S      VALUE
                              RATING       (000)
                             ----------   --------
SHORT-TERM OBLIGATIONS--5.4%
  Commercial Paper--5.4%
  Associates Corporation of
    North America 5.73%,
    11/3/97  ...............   A-1+        $5,330           5,328,303
  Preferred Receivables
    Funding Corp. 5.625%,
    11/5/97  ...............   A-1          5,000           4,996,875
                                                            ---------
                                                           10,325,178
                                                           ----------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $10,325,178)   ...............          10,325,178
                                                           ----------
TOTAL INVESTMENTS--99.8%
  (Identified cost $181,866,067)  ...............         191,653,160(a)
  Cash and receivables, less liabilities--0.2% ..             290,539
                                                          -----------

NET ASSETS--100.0% ..............................      $  191,943,699
                                                       ==============


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $17,758,946 and gross depreciation of $7,971,853 for income tax purposes. At October 31, 1997, the aggregate cost of securities for federal income tax purposes was $181,866,067.
(b) Non-income producing.

                       See Notes to Financial Statements                      17

Phoenix Equity Opportunities Fund
--------------------------------------------------------------------------------

                      STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 1997
                                  (Unaudited)


Assets
Investment securities at value
  (Identified cost $181,866,067)                      $191,653,160
Cash                                                         2,849
Receivables
 Investment securities sold                                710,113
 Fund shares sold                                           26,166
 Dividends and interest                                      8,500
                                                      ------------
  Total assets                                         192,400,788
                                                      ------------
Liabilities
Payables
 Fund shares repurchased                                   165,503
 Investment advisory fee                                   121,857
 Transfer agent fee                                         48,115
 Distribution fee                                           44,798
 Financial agent fee                                         8,832
 Trustees' fee                                               5,215
Accrued expenses                                            62,769
                                                      ------------
  Total liabilities                                        457,089
                                                      ------------
Net Assets                                            $191,943,699
                                                      ============
Net Assets Consist of:
Capital paid in on shares of beneficial interest      $147,547,586
Undistributed net investment loss                         (766,268)
Accumulated net realized gain                           35,375,288
Net unrealized appreciation                              9,787,093
                                                      ------------
Net Assets                                            $191,943,699
                                                      ============
Class A
Shares of beneficial interest outstanding, $0.0001
 par value, unlimited authorization
 (Net Assets $190,083,339)                              22,109,673

Net asset value per share                                    $8.60

Offering price per share
  $8.60/(1-4.75%)                                            $9.03

Class B
Shares of beneficial interest outstanding, $0.0001
 par value, unlimited authorization
 (Net Assets $1,860,360)                                   221,075

Net asset value and offering price per share                 $8.42


                            STATEMENT OF OPERATIONS
                       SIX MONTHS ENDED OCTOBER 31, 1997
                                  (Unaudited)

Investment Income
Dividends                                               $  286,523
Interest                                                   126,908
                                                        -----------
  Total investment income                                  413,431
                                                        -----------
Expenses
Investment advisory fee                                    672,453
Distribution fee--Class A                                  237,784
Distribution fee--Class B                                    9,513
Financial agent fee                                         49,516
Transfer agent                                             128,277
Professional                                                24,576
Registration                                                18,387
Custodian                                                   13,962
Trustees                                                    10,883
Printing                                                     9,138
Miscellaneous                                                5,210
                                                        -----------
  Total expenses                                         1,179,699
                                                        -----------
Net investment loss                                       (766,268)
                                                        -----------
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain on securities                         37,118,431
Net change in unrealized appreciation (depreciation)
  on investments                                         3,953,895
                                                        -----------
Net gain on investments                                 41,072,326
                                                        -----------
Net increase in net assets resulting from
  operations                                            $40,306,058
                                                        ===========

18                       See Notes to Financial Statements

Phoenix Equity Opportunities Fund
--------------------------------------------------------------------------------

                      STATEMENT OF CHANGES IN NET ASSETS


                                                                                              Six Months
                                                                                                Ended
                                                                                           October 31, 1997     Year Ended
                                                                                             (Unaudited)      April 30, 1997
                                                                                           ------------------ ---------------
From Operations
 Net investment income (loss)                                                                $    (766,268)   $   (795,274)
 Net realized gain                                                                              37,118,431      10,737,465
 Net change in unrealized appreciation (depreciation)                                            3,953,895     (33,047,467)
                                                                                             -------------    ------------
 Increase (decrease) in net assets resulting from operations                                    40,306,058     (23,105,276)
                                                                                             -------------    ------------
From Distributions to Shareholders
 Net realized gains--Class A                                                                            --     (21,357,244)
 Net realized gains--Class B                                                                            --        (197,785)
 In excess of accumulated net realized gains--Class A                                                   --      (1,175,456)
 In excess of accumulated net realized gains--Class B                                                   --         (10,885)
                                                                                             -------------    ------------
 Decrease in net assets from distributions to shareholders                                              --     (22,741,370)
                                                                                             -------------    ------------
From Share Transactions
Class A
 Proceeds from sales of shares (418,493 and 1,544,352 shares, respectively)                      3,279,841      13,235,186
 Net asset value of shares issued from reinvestment of distributions (0 and 2,020,340
  shares, respectively)                                                                                 --      16,243,531
 Cost of shares repurchased (2,021,990 and 4,096,555 shares, respectively)                     (16,504,274)    (34,291,172)
                                                                                             -------------    ------------
Total                                                                                          (13,224,433)     (4,812,455)
                                                                                             -------------    ------------
Class B
 Proceeds from sales of shares (20,041 and 115,267 shares, respectively)                           155,245         965,240
 Net asset value of shares issued from reinvestment of distributions (0 and 24,702
  shares, respectively)                                                                                 --         195,636
 Cost of shares repurchased (45,076 and 48,133 shares, respectively)                              (354,996)       (387,617)
                                                                                             -------------    ------------
Total                                                                                             (199,751)        773,259
                                                                                             -------------    ------------
 Decrease in net assets from share transactions                                                (13,424,184)     (4,039,196)
                                                                                             -------------    ------------
 Net increase (decrease) in net assets                                                          26,881,874     (49,885,842)
Net Assets
 Beginning of period                                                                           165,061,825     214,947,667
                                                                                             -------------    ------------
 End of period (including undistributed net investment income (loss) of ($776,268) and $0,
  respectively)                                                                              $ 191,943,699    $165,061,825
                                                                                             =============    ============


See Notes to Financial Statements
                                                                             19

Phoenix Equity Opportunities Fund
--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
    (Selected data for a share outstanding throughout the indicated period)


                                                        Class A
                                               -------------------------
                                               Six Months
                                                  Ended
                                                10/31/97                               Year Ended April 30,
                                               (Unaudited)       1997        1996         1995        1994         1993
                                               -----------     ---------   ---------    ----------  ----------   --------
Net asset value, beginning of period              $6.89          $8.81        $7.40         $7.31       $9.64        $8.59
Income from investment operations
 Net investment income (loss)                     (0.03)         (0.03)(4)    (0.04)(4)      0.04        0.05         0.06
 Net realized and unrealized gain (loss)           1.74          (0.90)        2.34          0.58        0.57         1.34
                                                  -----          -----        -----         -----       -----        -----
  Total from investment operations                 1.71          (0.93)        2.30          0.62        0.62         1.40
                                                  -----          -----        -----         -----       -----        -----
Less distributions
 Dividends from net investment income                --             --           --         (0.05)      (0.05)       (0.06)
 Dividends from net realized gains                   --          (0.94)       (0.89)        (0.48)      (2.90)       (0.29)
 In excess of accumulated net realized gains         --          (0.05)          --            --          --           --
                                                  -----          -----        -----         -----       -----        -----
  Total distributions                                --          (0.99)       (0.89)        (0.53)      (2.95)       (0.35)
                                                  -----          -----        -----         -----       -----        -----
Change in net asset value                          1.71          (1.92)        1.41          0.09       (2.33)        1.05
                                                  -----          -----        -----         -----       -----        -----
Net asset value, end of period                    $8.60          $6.89        $8.81         $7.40       $7.31        $9.64
                                                  =====          =====        =====         =====       =====        =====
Total return(1)                                   24.82%(3)     (12.19)%      32.86%         9.16%       4.99%       16.50%
Ratios/supplemental data:
Net assets, end of period (thousands)          $190,083       $163,396     $213,600      $179,666    $186,037     $215,570
Ratio to average net assets of:
 Expenses                                          1.22%(2)       1.23%        1.25%         1.32%       1.26%        1.35%
 Net investment income (loss)                     (0.79)%(2)     (0.39)%      (0.53)%        0.60%       0.57%        0.67%
Portfolio turnover                                  229%(3)        412 %        302%          358%        167%          31%
Average commission rate paid(5)                 $0.0669        $0.0543      $0.0600           N/A         N/A          N/A

                                                                  Class B
                                               ---------------------------------------------------
                                               Six Months                                  From
                                                 Ended                                  Inception
                                               10/31/97          Year Ended April 30,   7/19/94 to
                                               (Unaudited)      1997          1996        4/30/95
                                               -----------   ----------     ----------   ---------
Net asset value, beginning of period             $6.77          $8.73         $7.39        $7.28
Income from investment operations
 Net investment income (loss)                    (0.07)         (0.09)(4)     (0.10)(4)     0.00
 Net realized and unrealized gain (loss)          1.72          (0.88)         2.33         0.59
                                                 -----         -----          -----        -----
  Total from investment operations                1.65          (0.97)         2.23         0.59
                                                 -----         -----          -----        -----
Less distributions
 Dividends from net investment income               --            --             --           --
 Dividends from net realized gains                  --         (0.94)         (0.89)       (0.48)
 In excess of accumulated net realized gains        --         (0.05)            --           --
                                                 -----         -----          -----        -----
  Total distributions                               --         (0.99)         (0.89)       (0.48)
                                                 -----         -----          -----        -----
Change in net asset value                         1.65         (1.96)          1.34         0.11
                                                 -----         -----          -----        -----
Net asset value, end of period                   $8.42         $6.77          $8.73        $7.39
                                                 =====         =====          =====        =====
Total return(1)                                  24.37%(3)    (12.79)%        31.92%        8.69%(3)
Ratios/supplemental data:
Net assets, end of period (thousands)           $1,860        $1,666         $1,348         $525
Ratio to average net assets of:
 Expenses                                         1.97 %(2)     1.98%          2.06%        2.15%(2)
 Net investment income (loss)                    (1.54)%(2)    (1.15)%        (1.18)%      (0.06)%(2)
Portfolio turnover                                 229 %(3)      412%           302%         358%
Average commission rate paid(5)                $0.0669       $0.0543        $0.0600          N/A

(1) Maximum sales charge is not reflected in total return calculation.
(2) Annualized
(3) Not annualized
(4) Computed using average shares outstanding.
(5) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for securities trades on which commissions are charged. This rate generally does not reflect mark-ups, mark-downs, or spreads on shares traded on a principal basis.


20                             See Notes to Financial Statements

PHOENIX STRATEGIC EQUITY SERIES FUND NOTES TO FINANCIAL STATEMENTS October 31, 1997 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES
     Phoenix Strategic Equity Series Fund (the "Fund") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. Each Series has distinct investment objectives. The Small Cap Series seeks long-term growth of capital by investing in a diversified portfolio of securities, primarily common stock, of relatively small companies which the adviser believes have long-term investment potential. The Strategic Theme Series seeks long-term appreciation of capital through investing in securities of companies that the adviser believes are particularly well positioned to benefit from cultural, demographic, regulatory, social or technological changes worldwide. The Equity Opportunities Series seeks to achieve long-term growth of capital from investment in a diversified group of stocks or securities convertible into stocks.

     Each Series offers both Class A and Class B shares. Class A shares are sold with a front-end sales charge of up to 4.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses of each Series are borne pro rata by the holders of both classes of shares, except that each class bears distribution expenses unique to that class.

     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.


A. Security valuation:

     Equity securities are valued at the last sale price, or if there had been no sale that day, at the last bid price. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at their fair value as determined in good faith by or under the direction of the Trustees.

B. Security transactions and related income:

     Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, as soon as the Series is notified. Interest income is recorded on the accrual basis. Realized gains and losses are determined on the identified cost basis.

C. Income taxes:

     Each of the Series is treated as a separate taxable entity. It is the policy of each Series in the Fund to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. In addition, each Series intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.


D. Distributions to shareholders:

Distributions are recorded by each Series on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards, foreign currency gain/loss, partnerships, and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.


E. Foreign currency translation:

     Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction, is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates, between the date income is accrued and paid, is treated as a gain or loss on foreign currency. The Fund does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

PHOENIX STRATEGIC EQUITY SERIES FUND NOTES TO FINANCIAL STATEMENTS October 31, 1997 (Unaudited) (Continued)

F. Expenses:

     Expenses incurred by the Fund with respect to any two or more Series are allocated in proportion to the net assets of each Series, except where allocation of direct expense to each Series or an alternative allocation method can be more fairly made.

G. Options:
     The Fund may write covered options or purchase options contracts for the purpose of hedging against changes in the market value of the underlying securities or foreign currencies.

     The Fund will realize a gain or loss upon the expiration or closing of the option transaction. Gains and losses on written options are reported separately in the Statement of Operations. When a written option is exercised, the proceeds on sales or amounts paid are adjusted by the amount of premium received. Options written are reported as a liability in the Statement of Assets and Liabilities and subsequently marked-to-market to reflect the current value of the option. The risk associated with written options is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, or if a liquid secondary market does not exist for the contracts.

     The Fund may purchase options which are included in the Fund's Schedule of Investments and subsequently marked-to-market to reflect the current value of the option. When a purchased option is exercised, the cost of the security is adjusted by the amount of premium paid. The risk associated with purchased options is limited to the premium paid.


2. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

     As compensation for its services to the Fund, the Advisers, Phoenix Investment Counsel, Inc. ("PIC") and National Securities and Research Corporation ("NSR"), indirect majority-owned subsidiaries of Phoenix Home Life Mutual Insurance Company ("PHL"), are entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each
Series:

                                           1st        $1-2       $2+
Series                         Adviser  $1 Billion   Billion   Billion
------                        --------- ------------ --------- --------
Small Cap Series              PIC         0.75%       0.70%     0.65%
Strategic Theme Series        PIC         0.75%       0.70%     0.65%
Equity Opportunities Series   NSR         0.70%       0.65%     0.60%


     The Adviser has agreed to assume expenses and reduce the advisory fee for the benefit of the Small Cap and Strategic Theme Series to the extent that other operating expenses (excluding investment advisory fees, distribution fees, interest, taxes, brokerage fees and commissions and extraordinary expenses) exceed 0.50% and 0.40%, respectively, of the average daily net assets of each Series.

     As Distributor of the Fund's shares, Phoenix Equity Planning Corp. ("PEPCO"), an indirect majority-owned subsidiary of PHL, has advised the Fund that it retained net selling commissions of $70,499 for Class A shares and deferred sales charges of $455,364 for Class B shares for the six months ended October 31, 1997. In addition, each Series pays PEPCO a distribution fee at an annual rate of 0.25% for Class A shares and 1.00% for Class B shares of the average daily net assets of each Series. The Distribution Plan for Class A shares provides for fees to be paid up to a maximum on an annual basis of 0.30%; the Distributor has voluntarily agreed to limit the fee to 0.25%. The Distributor has advised the Fund that of the total amount expensed for the six months ended October 31, 1997, $1,015,925 was earned by the Distributor, $480,579 was paid to unaffiliated participants and $59,315 was paid to W.S. Griffith, an indirect subsidiary of PHL.

     As Financial Agent of the Fund, PEPCO receives a fee for bookkeeping, administration, and pricing services at an annual rate of 0.05% of average daily net assets up to $100 million, 0.04% of average daily net assets of $100 million to $300 million, 0.30% of average daily net assets of $300 million through $500 million, and 0.015% of average daily net assets greater than $500 million; a minimum fee may apply. PEPCO serves as the Fund's Transfer Agent with State Street Bank and Trust Company as sub-transfer agent. For the six months ended October 31, 1997, transfer agent fees were $595,251 of which PEPCO retained $248,873 which is net of the fees paid to State Street.

     At October 31, 1997, PHL and its affiliates held shares of the Fund as follows:

                                                       Aggregate
                                           Shares   Net Asset Value
                                          --------- ----------------
       Strategic Theme Series--Class A    976,933     $14,517,229
                             --Class B     10,019         147,179
  Equity Opportunities Series--Class A        124           1,069
                             --Class B     18,833         158,571

PHOENIX STRATEGIC EQUITY SERIES FUND NOTES TO FINANCIAL STATEMENTS October 31, 1997 (Unaudited) (Continued)

3. PURCHASE AND SALE OF SECURITIES
     Purchases and sales of securities (excluding short-term secuities, options written, futures, and forward currency contracts) for the six months ended October 31, 1997, aggregated the following:

                                       Purchases          Sales
                                    --------------   -------------
Small Cap Series  ...............    $759,130,977     $816,617,857
Strategic Theme Series  .........     436,526,667      449,355,125
Equity Opportunities Series   .       424,481,183      441,748,966

     There were no purchases or sales of long-term U.S. Government securities.

     Written option activity for the six months ended October 31, 1997, aggregated the following:


                                                Call Options
                                          -------------------------
                                          Number of   Amount of
Strategic Theme Series                    Options     Premiums
---------------------------------------   ----------- -------------
Options outstanding at April 30, 1997        --      $       --
Options written   .....................     150         127,046
Options canceled in closing purchase
   transactions   .....................    (150)       (127,046)
Options expired   .....................      --              --
Options exercised .....................      --              --
                                           ----      ----------
Options outstanding at October 31,
   1997  ..............................      --      $       --
                                           ====      ==========

4. CAPITAL LOSS CARRYOVERS

     At April 30, 1997, Small Cap Series had a capital loss carryover of $20,746,935, expiring in 2005, which may be used to offset future capital gains.

     Under current tax law, capital losses realized after October 31, 1996 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended April 30, 1997, the following losses were deferred:
Small Cap Series $377,891, Strategic Theme Series $127,981 and Equity Opportunities Series $877,524.

This report is not authorized for distribution to prospective investors in the Phoenix Strategic Equity Series Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.

PHOENIX STRATEGIC EQUITY SERIES FUND

101 Munson Street
Greenfield, Massachusetts 01301

Trustees

C. Duane Blinn
Robert Chesek
E. Virgil Conway
Harry Dalzell-Payne
Francis E. Jeffries
Leroy Keith, Jr.
Philip R. McLoughlin
Everett L. Morris
James M. Oates
Calvin J. Pedersen
Philip R. Reynolds
Herbert Roth, Jr.
Richard E. Segerson
Lowell P. Weicker, Jr.

Officers

Philip R. McLoughlin, President
Michael E. Haylon, Executive Vice President
David R. Pepin, Executive Vice President
William J. Newman, Senior Vice President
William E. Keen, III, Vice President
William R. Moyer, Vice President
Leonard J. Saltiel, Vice President
Nancy G. Curtiss, Treasurer
G. Jeffrey Bohne, Secretary


Investment Adviser for Phoenix Equity
Opportunities Fund


National Securities & Research Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480


Investment Adviser for Phoenix Strategic Theme
Fund and Phoenix Small Cap Fund


Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, Connecticut 06115-0480


Principal Underwriter


Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, Connecticut 06083-2200


Transfer Agent


Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, Connecticut 06083-2200


Custodian


State Street Bank and Trust Company
P.O. Box 351
Boston, Massachusetts 02101

Phoenix Funds                                            BULK RATE MAIL
PO Box 2200                                               U.S. POSTAGE
Enfield CT 06083-2200                                        PAID
                                                         SPRINGFIELD, MA
                                                         PERMIT NO. 444

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PDP 679 (12/97)